Prepayment (Details) - CNY (¥)	Jun. 30, 2021	Jun. 30, 2020
Prepayments
Prepayment for purchase of apartments	¥ 133,458,000
Others	5,023,000	¥ 6,112,000
Total	¥ 138,481,000	¥ 6,112,000